Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income (loss):
Net income (loss)	$ 714	$ 193	$ 2,509
Cash flow hedging activities:
Net unrealized gain (loss) from derivative instruments, net of taxes of $1 and $2 in 2018 and 2017, respectively	0	(7)	(9)
Reclassifications into earnings of net derivative instruments (gain) loss, net of taxes of ($1) and ($1) in 2018 and 2017, respectively	0	8	6
Foreign currency translation activities:
Foreign currency translation adjustments	0	0	1
Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost (credit), net of taxes of $2 in 2017	0	0	(3)
Net actuarial gain (loss) arising during the year, net of taxes of ($20), $3, and ($15) in 2019, 2018, and 2017, respectively	59	(6)	44
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit), net of taxes of ($4), ($11), and ($37) in 2019, 2018, and 2017, respectively	12	35	61
Other comprehensive income (loss)	71	30	100
Comprehensive income (loss)	785	223	2,609
Less: Comprehensive income (loss) attributable to noncontrolling interests	(136)	346	334
Comprehensive Income (loss) attributable to The Williams Companies, Inc.	$ 921	$ (123)	$ 2,275